Borrowings and Other Financing Arrangements - Schedule of Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Maturities of Long Term Debt [Abstract]
2025
2026
2027	11,960
Total debt principal payments	11,960
Add: unamortized debt premium	1,226
Total Amended Senior Notes	$ 13,186